Reconciliation of Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities, Including Both Cash and Non-cash Changes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Net proceeds / (repayment)	$ 4,724,658	$ 109,867,301	$ 7,173,403
Lease Liabilities Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	199,124	271,624	264,543
Interest paid	(12,544)	(21,510)	(37,935)
Net proceeds / (repayment)	(262,798)	(353,649)	(202,605)
Additions / (Transfer)	293,460	281,149	209,686
Others	(14,115)		35,445
Interest expense	12,544	21,510	2,490
Liabilities arising from financing activities	215,671	199,124	271,624
Lease Liabilities Non-Current
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		281,149	490,835
Additions / (Transfer)		(281,149)	(209,686)
Liabilities arising from financing activities			281,149
Current Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		2,900,971
Interest paid	(2,338,715)	(484,043)
Net proceeds / (repayment)		(2,571,701)
Additions / (Transfer)	7,626,678		2,900,971
Interest expense	2,460,868	154,773
Liabilities arising from financing activities	7,748,831		2,900,971
Current Borrowings From Related Parties
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities		617,912
Interest paid		(117,986)
Net proceeds / (repayment)		(550,000)
Additions / (Transfer)			617,912
Interest expense		50,074
Liabilities arising from financing activities			617,912
Long-Term Borrowings
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	30,857,309	15,183,421	17,065,305
Net proceeds / (repayment)	5,000,000	15,939,643
Additions / (Transfer)	(7,484,595)	(688,324)	(2,900,971)
Others	88,866	(124,827)	(81,920)
Interest expense	1,194,553	547,396	1,101,007
Liabilities arising from financing activities	29,656,133	30,857,309	15,183,421
Interest Payables
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Liabilities arising from financing activities	142,083	735,510	566,176
Net proceeds / (repayment)		(1,680,628)
Additions / (Transfer)	$ (142,083)		(617,912)
Others			(54,163)
Interest expense		1,087,201	105,899
Liabilities arising from financing activities		$ 142,083	$ 735,510